Consolidated Statements of Operations (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Income Statement [Abstract]
Equity method investments tax component of income loss from equity method investments	$ 0.8	$ 0.9	$ 0.8